Deficiency in Stockholders' Equity (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Stock options outstanding, beginning balance	1,124,410		2,657,698
Shares Granted		1,124,410
Shares Exercised			(2,657,698)
Stock options outstanding, ending balance	1,124,410	1,124,410
Weighted Average Exercise Price
Weighted average exercise price, outstanding	$ 0.77		$ 0.12
Weighted average exercise price - shares Granted		0.73
Weighted average exercise price - shares Exercised			0.12
Weighted average exercise price - shares Cancelled
Weighted average exercise price, outstanding	0.77	0.77
Weighted average fair value of options granted
Canfield [Member]
Shares
Stock options outstanding, beginning balance	300,000	0
Shares Granted		300,000
Shares Exercised		0
Shares Canceled		0
Stock options outstanding, ending balance		300,000	0
Weighted Average Exercise Price
Weighted average exercise price, outstanding	$ 0.55	$ 0
Weighted average exercise price - shares Granted		0.55
Weighted average exercise price - shares Exercised		0
Weighted average exercise price - shares Cancelled		0
Weighted average exercise price, outstanding		0.55	$ 0
Weighted average fair value of options granted		$ 0.55